DERIVATIVE FINANCIAL INSTRUMENTS Additional Information (Details)	12 Months Ended
Dec. 31, 2012 MMBTU MBbls
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Portion of Anticipated Natural Gas Production Hedged (MMBtu)	68,853,000
Portion of Future Oil and Gas Production Being Hedged (MBbls)	3,754